Intangible Assets - Schedules (Details) - Licenses - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Licenses
Balance at beginning of year	$ 2,186	$ 2,223
Acquisitions	267	8
Transferred to Assets held for sale	0	(51)
Divestitures	(10)	(11)
Exchanges - Licenses received	26	18
Exchanges - Licenses surrendered	0	(1)
Capitalized interest	2	0
Balance at end of year	$ 2,471	$ 2,186